Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues, Total	$ 344,638	$ 327,516	$ 297,610
Review Service Revenue
Disaggregation of Revenue [Line Items]
Revenue for review services recognized under ASC 606	202,253	188,265	167,278
Indemnification Service Revenue
Disaggregation of Revenue [Line Items]
Revenue for indemnification guarantees recognized under ASC 460	$ 142,385	$ 139,251	$ 130,332
Revenue Benchmark | Product Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
Revenue Benchmark | Product Concentration Risk | Review Service Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	59.00%	57.00%	56.00%
Revenue Benchmark | Product Concentration Risk | Indemnification Service Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	41.00%	43.00%	44.00%